Note 22 - Shareholders' Capital	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
22.	SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

Details of issued and outstanding shareholders’ capital are as follows:

	Year ended March 31, 2019		Year ended March 31, 2018
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	148,394,152	$1,079,055	147,013,538	$1,070,076
Share-based awards exercised	1,201,800	9,483	1,643,156	11,954
Acquisition	-	-	1,415,285	8,966
Repurchase and cancellation of shares	-	-	(1,677,827)	(11,941)
Balance, end of year	149,595,952	$1,088,538	148,394,152	$1,079,055

Preferred shares:

Issued and outstanding
Balance, beginning of year	4,323,300	$136,771	4,040,000	$128,363
Shares issued for cash	338,865	10,447	283,300	9,260
Preferred shares issuance cost	-	(253)	-	(852)
Balance, end of year	4,662,165	$146,965	4,323,300	$136,771

Shareholders' capital	154,258,117	$1,235,503	152,717,452	$1,215,826